INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
Intangible assets, net, consist of the following:

	As of December 31,
	2016	2017

Core technology	$101	$107
Customer relationship	327	348

	428	455
Less: accumulated amortization
Core technology	(84)	(107)
Customer relationship	(86)	(128)

	(170)	(235)
Less: accumulated impairment loss
Customer relationship	-	(220)

	$258	$-